LONG-TERM INCENTIVE COMPENSATION	12 Months Ended
Jan. 02, 2021
LONG TERM INCENTIVE COMPENSATION
NOTE 12. LONG-TERM INCENTIVE COMPENSATION
Stock-Based Awards
Stock-Based Compensation
We grant our annual stock-based compensation awards to eligible employees in February and March and non-employee
directors in May. Certain awards granted to retirement-eligible employees one year or more before the retirement date vest upon retirement; these awards are accounted for as fully vested one year from the date of grant.
Our 2017 Incentive Award Plan (the “Equity Plan”), a long-term incentive plan for employees and non-employee
directors, allows us to grant stock-based compensation awards – including stock options, RSUs, PUs, MSUs and DSUs – or a combination of these and other awards. Under the Equity Plan, 5.4 million shares are available for issuance, and each full value award is counted as 1.5 shares for purposes of the number of shares authorized for issuance. Full value awards include RSUs, PUs, and MSUs.
Stock-based compensation expense and the related recognized tax benefit were as follows:

(In millions)	2020	2019	2018
Stock-based compensation expense	$24.0	$34.5	$34.3
Tax benefit	2.9	4.3	4.7
This expense was included in “Marketing, general and administrative expense” in the Consolidated Statements of Income.
As of January 2, 2021, we had approximately $31 million of unrecognized compensation expense related to unvested stock-based awards, which is expected to be recognized over the remaining weighted average requisite service period of approximately two years.
Stock Options
Stock options may be granted to employees and
non-employee
directors at no less than 100% of the fair market value of our common stock on the date of the grant and generally vest ratably over a four-year period. Options expire

ten years from the date of grant.
No

stock options were granted in fiscal years 2020, 2019 or 2018.

The following table summarizes information related to stock options:

	Number of options (in thousands)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value (in millions)
Outstanding at December 28, 2019	206.2	$62.10	4.92	$14.3
Exercised	(44.1)	37.36

Outstanding at January 2, 2021	162.1	$68.84	4.86	$14.0
Options vested and expected to vest at January 2, 2021	162.1	68.84	4.86	14.0
Options exercisable at January 2, 2021	162.1	$68.84	4.86	$14.0

The total intrinsic value of stock options exercised was $4.0 million in 2020, $23.5 million in 2019, and $2.7 million in 2018. We received approximately $2 million in 2020, $10 million in 2019, and $1 million in 2018 from the exercise of stock options. The tax benefit associated with these exercised options was $1.0 million in 2020, $5.7 million in 2019, and $.6 million in 2018. The intrinsic value of a stock option is based on the amount by which the market value of our stock exceeds the exercise price of the option.
Performance Units (“PUs”)
PUs are performance-based awards granted to eligible employees under the Equity Plan. PUs are payable in shares of our common stock at the end of a three- or four-year cliff vesting period provided that designated performance objectives are achieved at the end of the period. Over the performance period, the estimated number of shares of our common stock issuable upon vesting is adjusted upward or downward based on the probability of the achievement of the performance objectives established for the award. The actual number of shares issued can range from 0% to 200% of the target shares at the time of grant. The weighted average grant date fair value for PUs was $115.07, $104.43, and $120.25 in 2020, 2019, and 2018, respectively.

The following table summarizes information related to awarded PUs:

	Number of PUs (in thousands)	Weighted average grant-date fair value
Unvested at December 28, 2019	427.5	$101.61
Granted at target	116.9	115.07
Adjustment for above-target performance (1)	109.6	83.05
Vested	(245.8)	83.05
Forfeited/cancelled	(51.6)	112.90

Unvested at January 2, 2021	356.6	$112.31
(1)	Reflects adjustments for the vesting of awards based on above-target performance for the 2017-2019 performance period.
The fair value of vested PUs was $20.4 million in 2020, $25.6 million in 2019, and $11.9 million in 2018.
Market-Leveraged Stock Units (“MSUs”)
MSUs are performance-based awards granted to eligible employees under our equity plans. MSUs are payable in shares of our common stock over a four-year period provided that the performance objective is achieved as of the end of each vesting period. MSUs accrue dividend equivalents during the vesting period, which are earned and paid only at vesting provided that, at a minimum, threshold-level performance is achieved. The number of shares earned is based upon our absolute total shareholder return at each vesting date and can range from 0% to 200% of the target amount of MSUs subject to vesting. Each of the four vesting periods represents one tranche of MSUs and the fair value of each of these four

tranches was determined using the Monte-Carlo simulation model, which utilizes multiple input variables, including expected stock price volatility and other assumptions, to estimate the probability of achieving the performance objective established for the award. The weighted average grant date fair value for MSUs was $94.55, $135.85, and $117.75 in 2020, 2019, and 2018, respectively.
The following table summarizes information related to awarded MSUs:

	Number of MSUs (in thousands)	Weighted average grant-date fair value
Unvested at December 28, 2019	263.4	$115.71
Granted at target	114.7	94.55
Adjustments for above-target performance (1)	69.0	92.88
Vested	(177.2)	99.36
Forfeited/cancelled	(34.0)	112.57

Unvested at January 2, 2021	235.9	$110.89
(1)	Reflects adjustments for the vesting of awards based on above-target performance for each of the tranches of awards vesting in 2020.
The fair value of vested MSUs was $17.6 million in 2020, $15.9 million in 2019, and $24.0 million in 2018.
Restricted Stock Units (“RSUs”)
RSUs are service-based awards granted to eligible employees and non-employee
directors under our equity plans. RSUs granted to employees generally vest ratably over a period of three

t
o

four years. RSUs granted to
non-employee
directors generally vest over a period of one year. The vesting of RSUs is subject to continued service through the applicable vesting date. If that condition is not met, unvested RSUs are generally forfeited. The weighted average grant date fair value for RSUs was $111.71, $107.18, and $106.44 in 2020, 2019, and 2018, respectively.
The following table summarizes information related to awarded RSUs:

	Number of RSUs (in thousands)	Weighted average grant-date fair value
Unvested at December 28, 2019	59.7	$97.56
Granted	32.7	111.71
Vested	(40.4)	93.70
Forfeited/cancelled	(.6)	109.24
Unvested at January 2, 2021	51.4	$109.47
The fair value of vested RSUs was $3.8 million, $4.4 million, and $5.1 million in 2020, 2019, and 2018, respectively.
Cash-Based Awards
Long-Term Incentive Units (“LTI Units”)
LTI Units are cash-based awards granted to employees under our long-term incentive unit plan. LTI Units are service-based awards that generally vest ratably over a four-year period. The settlement value equals the number of vested LTI Units multiplied by the average of the high and low market prices of our common stock on the vesting date. The compensation expense related to these awards is amortized on a straight-line basis and the fair value is remeasured using the estimated percentage of units expected to be earned multiplied by the average of the high and low market prices of our common stock at each quarter-end.
We also grant performance-based, cash-based awards in the form of performance and market-leveraged LTI Units to eligible employees. Performance LTI Units are payable in cash at the end of a three-year cliff vesting period provided that certain performance objectives are achieved at the end of the performance period. Market-leveraged LTI Units are payable in cash and vest ratably over a period of four years. The number of performance and market-leveraged LTI Units earned at vesting is adjusted upward or downward based upon the probability of achieving the performance objectives established for the respective award and the actual number of units issued can range from 0% to 200% of the target units subject to vesting. Performance and market-leveraged LTI Units are remeasured using the estimated percentage of units expected to be earned multiplied by the average of the high and low market prices of our common stock at each quarter-end
over their respective performance periods. The compensation expense related to performance LTI Units is amortized on a straight-line basis over their respective performance periods. The compensation expense related to market-leveraged LTI Units is amortized on a graded-vesting basis over their respective performance periods.
The compensation expense related to LTI Units was $13.8 million in 2020, $19.1 million in 2019, and $12.4 million in 2018. This expense was included in “Marketing, general and administrative expense” in the Consolidated Statements of Income. The total recognized tax benefit related to LTI Units was $3.3 million in 2020, $4.4 million in 2019, and $2.9 million in 2018.